NOTE 3 - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 3 – RELATED PARTY TRANSACTIONS

The Company’s President and shareholders have advanced funds to the Company for working capital purposes since the Company’s inception in February 2009.  No formal repayment terms or arrangements exist and the Company is not accruing interest on these advances. As of December 31, 2017 and 2016, all advances had been repaid.

Accrued expenses related primarily to travel reimbursements due related parties as of December 31, 2017 and 2016 was $27,375 and $15,755, respectively.

On May 4, 2016, Mr. Londoner and Mr. Chaussy were granted 250,000 and 200,000 shares of common stock at a cost basis of $1.93 per share for their 2016 performance, respectively. The granted shares vested immediately.

On December 8, 2016, Mr. Londoner and Mr. O’Donnell each were granted 41,500 shares of common stock at a cost basis of $1.36 per share for their 2016 performance. The granted shares vested immediately and were subsequently issued in 2017.

On December 8, 2016 Mr. Cash and Mr. Tanaka each were granted 20,875 shares of common stock at a cost basis of $1.36 per share for their 2016 performance. The granted shares vested immediately and were subsequently issued in 2017.

On December 22, 2016 Mr. Zeldis and Mr. Weild each were granted options to purchase 50,000 shares of common stock at a cost basis of $1.36 per share for their 2016 performance. The granted options vested as of December 22, 2016 and are exercisable for a ten year term.

On December 22, 2016 Mr. Gallagher and Mr. Foley each were granted options to purchase 25,000 shares of common stock at a cost basis of $1.36 per share for their 2016 performance. The granted options vested as of December 22, 2016 and are exercisable for a ten year term.

On April 1, 2017, the Company received and canceled 10,744 shares of its common stock as payment for short-swing profit pursuant to Section 16(b) of the U.S. Securities Exchange Act of 1934, as amended from Mr. Londoner.

On June 16, 2017 Mr. Cash was granted 100,000 shares of common stock at a cost basis of $1.37 per share in connection with his severance settlement. The granted shares vested immediately.

On November 8, 2017, Mr. Londoner, Mr. Chaussy and Mr. O’Donnell were granted 450,000, 250,000 and 200,000 shares of common stock at a cost basis of $1.52 per share for their 2017 performance, respectively. The granted shares vested immediately.

On November 1, 2017, in connection with Mr. Filler joining the Company’s Board of Directors,  the Company entered into a Master Services Agreement (the “Agreement”) with 3LP Advisors LLC (d/b/a Sherpa Technology Group) (“Sherpa”) and an initial statement of work (the “SOW”), pursuant to which Sherpa will develop, execute and expand the Company’s intellectual property strategy over the course of the next approximately 18 months by evaluating the business and technology landscape in which the Company operates, and charting and executing a strategy of patent filing and licensing. In connection with the SOW, the Company will pay Sherpa fee of (i) $200,000 in cash, of which $25,000 will be paid on January 1, 2018, with the remainder to be paid upon completion of certain objectives, and (ii) a ten-year option to purchase up to 300,000 of the Company’s common stock at an exercise of $1.50 per share of common stock, of which 150,000 options vest immediately and 150,000 options are performance conditioned.  Mr. Filler is the general counsel and partner of Sherpa.

On November 9, 2017, Mr. Londoner, Mr. O’Donnell and Mr. Wield, as members of the board of directors, were granted each 50,000 shares of common stock at a cost basis of $1.49 per share for their 2017 board and committee service. The granted shares vested immediately.

On November 9, 2017, Mr. Tanaka, Mr. Filler and Mr. Foley, as members of the board of directors, were granted each 30,000 shares of common stock at a cost basis of $1.49 per share for their 2017 board service. The granted shares vested immediately.

On December 22, 2017 Mr. Gallagher and Mr. Fischer were granted options to purchase 39,926 and 65,972 shares of common stock at a cost basis of $1.37 per share for their 2017 board service. The granted options vested as of December 22, 2017 and are exercisable for a ten year term.